TRADE ACCOUNTS RECEIVABLE (Detail 1) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivables
Services and goods	[1]	R$ 12,250,210	R$ 11,001,308
Interconnection amounts	[1],[2]	634,221	632,033
Vivo Money FIDC		348,848	360,411
Amounts from related parties	[1]	50,292	63,240
Trade accounts receivable		10,903,119	9,841,741
Current		10,619,617	9,471,592
Non-current		283,502	370,149
Unbilled amounts		3,024,347	2,752,975
Estimated impairment losses
Trade accounts receivables
Trade accounts receivable		(2,380,452)	(2,215,251)
Gross carrying amount
Trade accounts receivables
Trade accounts receivable		R$ 13,283,571	R$ 12,056,992

[1]	The consolidated include R$3,024,347 and R$2,752,975 to be billed to customers on December 31, 2025 and 2024, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
[2]	Refer to billed amounts from other telecommunications operators.